Condensed Balance Sheets (Unaudited) ¥ in Thousands, $ in Thousands	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 2,420,667	$ 15,982	¥ 2,135,513
Accounts receivable – trade	13,614	90	198,892
Inventories	180,022	1,189	123,119
Deferred offering costs			260,689
Prepaid expenses and other current assets	355,076	2,344	326,202
Total current assets	2,969,379	19,605	3,044,415
Property and equipment, net	490,358	3,238	507,778
Intangible assets, net	15,212	100	14,068
Operating lease right-of-use assets, net (Note 5)	466,432	3,080	46,046
Other assets	141,026	931	105,347
Total assets	4,082,407	26,954	3,717,654
Current liabilities:
Accounts payable	156,194	1,031	549,449
Accrued expenses and other current liabilities	194,890	1,287	203,842
Current portion of long-term borrowings	1,013,332	6,690	1,013,332
Total current liabilities	1,364,416	9,008	1,766,623
Long-term borrowings, net of current portion	14,447	95	21,113
Operating lease liabilities, net of current portion (Note 5)	459,071	3,031	5,956
Other liabilities	18,400	122	25,536
Total liabilities	1,856,334	12,256	1,819,228
Commitments and contingencies (Note 7)
Stockholders’ equity:
Common stock, no par value; 52,142,400 shares authorized; 13,035,600 shares issued and outstanding at April 30, 2023, and 14,702,267 shares issued and outstanding at October 31, 2023	1,074,970	7,097	100,000
Additional paid-in capital	6,683,382	44,127	6,180,678
Accumulated deficit	(5,532,279)	(36,526)	(4,382,252)
Total stockholders’ equity	2,226,073	14,698	1,898,426
Total liabilities and stockholders’ equity	¥ 4,082,407	$ 26,954	¥ 3,717,654